[ACCENTURE LETTERHEAD]
October 18, 2006
VIA EDGAR
           Re:           Accenture Ltd’s Annual Report on Form 10-K
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Ladies and Gentlemen:
     With respect to the Annual Report on Form 10-K for Accenture Ltd’s fiscal year ended August 31, 2006 filed on October 18, 2006 (the “Annual Report”), we respectfully advise the Commission that the Consolidated Financial Statements included in the Annual Report do not reflect any change in any accounting principles or practices, or in the method for applying any such principles or practices, from our report for the fiscal year ended August 31, 2005, except for the implementation of Statement of Financial Accounting Standards No. 123R, “Share-Based Payment”, as of September 1, 2005.
     Please do not hesitate to contact Richard Buchband at 312.693.4544 or me at 312.693.1829 with any questions that you may have regarding the Annual Report.

Very truly yours,

Accenture Ltd

/s/ Michael E. Hughes

By: Michael E. Hughes Its: Assistant Secretary